Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2017
Registrant Name	dei_EntityRegistrantName	AB SUSTAINABLE INTERNATIONAL THEMATIC FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000920701
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 08, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 08, 2018
Prospectus Date	rr_ProspectusDate	Oct. 31, 2017